As filed with the Securities and Exchange Commission on March 1, 2019
Securities Act File No. 333-192502
Investment Company Act File No. 811-22915

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 11	☒
and/or
REGISTRATION STATEMENT
UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 13	☒

JPMORGAN TRUST III
(Exact Name of Registrant as Specified in Charter)

270 Park Avenue
New York, New York 10017
(Address of Principal Executive Offices) (Zip Code)
Registrant’s Telephone Number, including Area Code: (800) 480-4111
Gregory S. Samuels, Esq.
J.P. Morgan Investment Management Inc.
4 New York Plaza
New York, New York 10004
(Name and Address of Agent for Service)

With copies to:
Carmine Lekstutis, Esq. JPMorgan Chase & Co. 4 New York Plaza New York, NY 10004	Jon S. Rand, Esq. Dechert LLP 1095 Avenue of the Americas New York, NY 10036

It is proposed that this filing will become effective (check appropriate box):
☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2)
If appropriate, check the following box:
☐	The post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE
This Post-Effective Amendment No. 11 relates to the following fund:
JPMorgan Multi-Manager Alternatives Fund

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended and the Investment Company Act of 1940, as amended, the Registrant, JPMorgan Trust III, certifies that it meets all the requirements for effectiveness of the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York on the 1st day of March, 2019.
JPMorgan Trust III
By:	Brian S. Shlissel*
Name: Brian S. Shlissel
Title: President and Principal Executive Officer
Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities indicated on March 1, 2019.
John F. Finn*
John F. Finn
Trustee

Stephen P. Fisher*
Stephen P. Fisher
Trustee

Kathleen M. Gallagher*
Kathleen M. Gallagher
Trustee

Dr. Matthew Goldstein*
Dr. Matthew Goldstein
Trustee

Dennis P. Harrington*
Dennis P. Harrington
Trustee

Frankie D. Hughes*
Frankie D. Hughes
Trustee

Raymond Kanner*
Raymond Kanner
Trustee

Timothy J. Clemens*
Timothy J. Clemens
Treasurer and Principal Financial Officer

*By	/s/ Carmine Lekstutis
Carmine Lekstutis
Attorney-In-Fact
Peter C. Marshall*
Peter C. Marshall
Trustee

Mary E. Martinez*
Mary E. Martinez
Trustee

Marilyn McCoy*
Marilyn McCoy
Trustee

Mitchell M. Merin*
Mitchell M. Merin
Trustee

Robert A. Oden, Jr.*
Robert A. Oden, Jr.
Trustee

Marian U. Pardo*
Marian U. Pardo
Trustee

Brian S. Shlissel*
Brian S. Shlissel
President and Principal Executive Officer

SIGNATURES
MMAC Holdings CS Ltd. has duly caused this Registration Statement of JPMorgan Trust III, with respect only to information that specifically relates to MMAC Holdings CS Ltd, to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York on the on the 1st day of March, 2019.
MMAC Holdings CS Ltd.
By:	Robert Meschi*
Name: Robert Meschi
Title: Director
This Registration Statement of JPMorgan Trust III, with respect only to information that specifically relates to MMAC Holdings Ltd., has been signed below by the following persons in the capacities and on the dates indicated.
Signature	Title	Date
Robert Meschi*	Director of MMAC Holdings CS Ltd.	March 1, 2019
Robert Meschi

Deanna Derrick*	Director of MMAC Holdings CS Ltd.	March 1, 2019
Deanna Derrick

*By	/s/ Carmine Lekstutis
Carmine Lekstutis
Attorney-In-Fact

Exhibit Index
Exhibit Number	Description
EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase